Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events
Note 19. Subsequent Events
In preparing the unaudited consolidated financial statements, the Company has evaluated subsequent events through December 7, 2020.
Issuance of additional Series X preferred stock
The Company has issued an additional 102,101 shares of Series X preferred stock for gross proceeds of $13.86 million.
Business Combination
Pursuant to the merger agreement described in Note 1, on December 2, 2020, the Company was merged with and into a subsidiary of Gores Metropoulos, Inc., a Delaware corporation (“Gores”), a special purpose acquisition company (the “Business Combination”), and became a wholly-owned subsidiary of Gores. Gores changed its name to Luminar Technologies, Inc., and the subsidiary changed its name to Luminar Holdco, LLC (“Luminar”).
Luminar’s merger with a subsidiary of Gores is expected to be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP.
Pursuant to the Merger Agreement, the aggregate consideration to be paid to Luminar stockholders in connection with the business combination (excluding any potential earn out consideration), is expected to be 218,818,037 shares of Class A common stock and 105,118,203 shares of Class B common stock (or options or warrants therefor) with an implied value (based on an assumed value of $10.00 per share), equal to approximately $2,943 million, plus an aggregate amount of approximately $13.9 million, being the amount of additional capital in excess of $170,000,000
that was raised by Luminar pursuant to the Series X financing prior to the closing of the Business Combination.
In addition, Luminar Stockholders will also be entitled to receive a number of additional earn-out
shares in the form of Class A common stock (with respect to Luminar Stockholders’ Luminar Class A common stock and Class B common stock (with respect to Luminar Stockholders’ Luminar Class B common stock) of up to, in the aggregate, a number of shares (which for purposes of these unaudited pro forma condensed combined financial statements is estimated to equal 25,818,749) equal to 7.5% of the sum of (x) the total outstanding capital stock of the Company and (y) the total shares subject to outstanding rollover options and assumed warrants in each case, as of the closing of the Business Combination.
There are six distinct tranches of earn out shares, each of which will be issued if the volume weighted average closing sale price of one share of Class A Stock for a period of at least 20 days out of 40 consecutive trading days is greater than or equal to the price specified for such tranche in the Merger Agreement during the period beginning on the date that is six months following the closing of the Business Combination and ending on the fifth anniversary of such date (“Earn Out Period”). If the earn out condition is achieved for a tranche, the Company will account for the earn out shares for such tranche as issued and outstanding Class A Stock and Class B Stock.
Collaboration Agreement
On October 30, 2020, the Company released a press release announcing that it had entered into a strategic partnership with the world’s largest commercial vehicle manufacturer, and certain of its U.S. subsidiaries to enable high automated trucking, starting on highways. The vehicle manufacturer and the Company are collaboratively pursuing a common goal of bringing series-produced highly automated trucks (SAE Level 4) to roads globally. The teams intend to work closely together in order to enhance lidar sensing, perception, and system-level performance for the manufacturer’s trucks moving at highway speeds.
On November 20, 2020 the Company entered into an agreement with an entity to supply Lidar sensors for the entity’s autonomous vehicle solutions. As part of this agreement the entity and the Company will collaborate to incorporate Company’s sensors in the entity’s pilot and driverless fleet in key markets around the world.

Note 21. Subsequent Events
In preparing the audited consolidated financial statements as of December 31, 2019 and 2018, the Company has evaluated subsequent events through September 14, 2020, which is the date the audited consolidated financial statements were available for issuance.
Gores Metropoulos, Inc. Merger
On August 24, 2020, Gores Metropoulos, Inc. (“Gores”) (NASDAQ:GMHI), a special purpose acquisition company sponsored by Gores Metropoulos Sponsor, LLC, announced that it had entered into a definitive agreement for a business combination that would result in the Company becoming a wholly owned subsidiary of Gores. If such business combination is ultimately completed, the Company would effectively comprise all of Gores’ material operations.
Debt Refinancing
On March 31, 2020, the Company entered into a debt refinancing agreement to refinance the Notes. The $3.6 million principal of the 2017 Note and $2.4

million principal of the 2018 Note were repaid with a portion of the proceeds from the new Senior Secured Promissory Note (“New Notes”), which provided for $20.0 million of initial advance, drawn in an amount of $17 million on April 8, 2020 and $3 million on May 26, 2020, and a second advance of $5

million upon a minimum equity investment of $25

million or $10

million upon a minimum equity investment of $30

million prior to September 30, 2020. The remaining $10

million of New Notes were issued on June 6, 2020. The New Notes bear interest at 12.5% and mature 48 months after the initial funding date, with 32 equal monthly installments commencing on the 16 th
monthly payment date.
Upon issuing the New Notes, the Company paid the lenders a
non-refundable
fee equal to 1.5% of the amount of each advance and a warrant for a number of Series A Convertible Preferred shares equal to 10% of the principal amount of each advance divided by the exercise price of $43.3039.
Volvo Stock Purchase Warrant
On March 20, 2020, the Company issued a stock purchase warrant to Volvo Car Technology Fund AB (“VCTF”) in connection to the engineering services contract. VCTF is entitled to purchase from the Company up to 300,000 shares of Series A Convertible Preferred Stock of the Company, par value $0.00001 per share, at a price of $43.3039 per share. The warrant vests and becomes exercisable in two tranches based on satisfaction of certain commercial milestones. The fair value of warrants aggregating $2.9 million represent consideration payable to a customer and would be recognized as reduction in revenue consistent with the revenue recognition pattern when these warrants become probable of getting vested.
Paycheck Protection Program Note
On April 22, 2020 (the “Origination Date”), the Company received $7.8 million in aggregate loan proceeds (the “Loan”) from Silicon Valley Bank (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and Economic Security Act) of 2020. Payments of principal and interest are deferred for the first six months following the Origination Date, and the Loan will mature two years after the Origination Date. Following the deferral period, the Company will be required to make payments of principal plus interest accrued under the Loan to the Lender in monthly installments based upon an amortization schedule to be determined by the Lender based on the principal balance of the Loan outstanding following the deferral period and taking into consideration any portion of the Loan that may be forgiven prior to that time. The Loan bears interest at 1%. The forgiveness of the Loan may be available for principal that is used for limited purposes that expressly qualify for forgiveness under Small Business Administration requirements. The Company repaid the Loan in full on August 20, 2020.
Series X Preferred Stock Purchase Agreement
On August 24, 2020, the Company entered into the Series X Preferred Stock Purchase Agreement (the “Purchase Agreement”) to issue shares of the Company’s Series X Preferred Stock (the “Series X Preferred Stock”). Approximately 1,250,000 shares of Series X Preferred Stock has been issued for cash at a purchase price of $135.8 per share of Series X Preferred Stock, for aggregate proceeds of approximately $170 million. The terms of the Series X Preferred Stock financing allow the Company to issue additional shares of Series X Preferred Stock up to an aggregate value of $30 million.
Founders Preferred Stock and Common Stock Exchange Agreement
Pursuant to a share exchange agreement (“Exchange Agreement”) entered into August 24, 2020, immediately prior to the closing of the merger with Gores, the Company will exchange the Founders Preferred Stock and Luminar Class A Stock (each with one vote per share) held by the Chief Executive Officer of Luminar for Luminar Class B Stock (with ten votes
per share) for no incremental consideration. No Luminar Class B Stock will be issued other than pursuant to the Exchange Agreement. Any incremental fair value of the Luminar Class B Stock will be recognized as compensation cost at the time of the exchange. Upon close of the merger, the Luminar Class B Stock will be exchanged for the Class B Stock of the Post-Combination Company.

Gores Metropoulos, Inc.
Subsequent Events
11.	Subsequent Events
Management has performed an evaluation of subsequent events through the date of issuance of the condensed consolidated financial statements, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the condensed consolidated financial statements.

10. Subsequent Events
Management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.